Financial Investments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Financial Investments and Derivatives [Abstract]
Schedule of Financial Investments - Securities
	Up to 30 days	From 61 to 90 days	From 91 to 180 days	From 181 to 365 days	Over 365 days	Cost Value	Adjustment to fair value	Fair Value
Financial assets measured at fair value through profit or loss	-	1	-	-	42,426	42,427	8	42,435
Government Bonds - LFT (1)	-	-	-	-	35,195	35,195	8	35,203
Other investments	-	1	-	-	7,231	7,232	-	7,232
Financial assets measured at fair value through other comprehensive income	818,751	42,590	-	114,037	2,022,256	2,997,634	2,917	3,000,551
Government Bonds - LFT (1) (3)	818,751	42,590	-	114,037	2,021,222	2,996,600	2,916	2,999,516
Government Bonds – NTN-B (4)	-	-	-	-	1,034	1,034	1	1,035
Financial assets measured at amortized cost	199,880	-	97,331	141,957	2,444,596	2,883,764	7,325	2,891,089
Government Bonds - LTN (2) (5)	199,880	-	97,331	141,957	510,963	950,131	15,709	965,840
Government Bonds - NTN-F (6)	-	-	-	-	1,833,707	1,833,707	(8,384)	1,825,323
Investment Fund Quotas	-	-	-	-	99,926	99,926	-	99,926
Total	1,018,631	42,591	97,331	255,994	4,509,278	5,923,825	10,250	5,934,075
	Up to 30 days	From 61 to 90 days	From 181 to 365 days	Over 365 days	Cost value	Adjustment to fair value	Fair value
Financial assets at fair value through other comprehensive income	919,104	22,149	527,092	1,678,450	3,146,795	(47,718)	3,099,077
Government Bonds - LFT (1) (3)	919,104	22,149	527,092	828,645	2,296,990	1,719	2,298,709
Government Bonds - LTN (2) (5)	-	-	-	849,805	849,805	(49,437)	800,368
Financial assets at fair value through profit or loss	-	39,552	-	6,312	45,864	-	45,864
Government Bonds - LFT (1)	-	39,552	-	-	39,552	-	39,552
Other investments	-	-	-	6,312	6,312	-	6,312
Total	919,104	61,701	527,092	1,684,762	3,192,659	(47,718)	3,144,941

(1)	Treasury Selic (LFT): Variable interest rate bonds whose returns follow the variation of the SELIC. The Group makes the investment and receives the face value (amount invested plus interest) on the maturity date of the bond.

(2)	Fixed Treasury (LTN): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.

(3)	The Group allocated the guarantees for credit card transactions in LFT; refer to note 14.1.2 for further details.

(4)	National Treasury Notes (NTN-B): Variable income securities whose yield follows the variation of the Brazilian official inflation index (The IPCA (Índice de Preços ao Consumidor Amplo) is Brazil’s official consumer price inflation index which measures the change in the cost of a basket of consumer goods and services and is calculated by the Brazilian Institute of Geography and Statistics (IBGE) “IPCA”) plus a fixed-rate coupon. The Group makes the investment and receives the nominal value (amount invested adjusted for IPCA variation plus interest) on the security’s maturity date.

(5)	In June 2025 the business model was changed and approved by Management to reclassify a financial asset previously classified as Fair Value through Other Comprehensive Income (FVOCI) in December 31, 2024 to Financial assets measured at amortized cost. This adjustment occurred on July 1, 2025, related to the Mark-to-Market (MTM) valuation, resulting in a financial impact of R$ 24,696, so that it is measured as if it had been originally classified in the Amortized Cost category.

(6)	National Treasury Note (NTN-F): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.

Schedule of Derivative Financial Instruments

Fair Value and Notional values by risk factor and maturity as of December 31, 2025

	Fair Value	Notional value	Up to 30 days	From 31 to 365 days	Over 365 days
Assets
Derivative hedging instrument of portfolio hedge accounting
Derivatives financial instruments (Swap)	27,572	1,201,903	11,088	5,601	10,883
DI1 – future contract (1) (2)	1,299	11,779,400	1,299	-	-
Total	28,871	12,981,303	12,387	5,601	10,883

Derivatives measured at fair value through profit and loss
DI1 and DDI - future contract (1) (2)	145	1,274,996	145	-	-
Total	145	1,274,996	145	-	-
Total assets	29,016	14,256,299	12,532	5,601	10,883

Liabilities
Derivatives measured at fair value through profit and loss
DI1 – future contract (1) (2)	1,674	3,252,200	1,674	-	-
Derivative financial instrument (Swap)	14,077	661,322	14,077	-	-
Total liabilities	15,751	3,913,522	15,751	-	-

Fair Value and Notional values by risk factor and maturity as of December 31, 2024

	Fair Value	Notional value	Up to 30 days	From 31 to 365 days	Over 365 days
Assets
Derivative hedging instrument of portfolio hedge accounting
Derivatives financial instruments	54,187	1,982,636	-	7,118	47,069
DI1 - future contract (1) (2)	-	2,950,455	-	-	-

Derivatives measured at fair value though profit and loss
DI1 – future contract (1) (2)	-	5,195	-	-	-
Total assets	54,187	4,938,286	-	7,118	47,069

(1)	As of December 31, 2025 and 2024 – DI1 Futures Contracts are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield. For these instruments, daily settlements are made related to changes in market prices.

(2)	PicPay started the portfolio fair value hedge of interest rate risk in February 2024.